Right-of-use Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Summary of Quantitative Information About Right-Of-Use Assets

		Production
		and laboratory
	Buildings	equipment	Other	Total
Transfer from capital assets on adoption of IFRS 16 (note 10)	$—	$1,043	$—	$1,043
Initial recognition of assets under operating leases on adoption of IFRS 16	37,552	460	94	38,106
Balance at January 1, 2019	$37,552	$1,503	$94	$39,149
Additions	2,331	—	49	2,380
Lease modifications and other remeasurements	36	—	—	36
Depreciation expense	(4,274)	(592)	(47)	(4,913)
Sold - discontinued operations (note 6)	(3,300)	—	—	(3,300)
Effect of foreign exchange differences	(99)	1	—	(98)
Net book value as at January 1, 2020	$32,246	$912	$96	$33,254
Additions	378	151	15	544
Lease modifications and other remeasurements	(1,998)	—	—	(1,998)
Depreciation expense	(3,956)	(561)	(61)	(4,578)
Impairment (note 24)	(18,553)	(70)	(4)	(18,627)
Effect of foreign exchange differences	(31)	(6)	(1)	(38)
Net book value at December 31, 2020	$8,086	$426	$45	$8,557